Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data Tables
Schedule of Quarterly Financial Data (Unaudited)

(Dollars in thousands)				Earnings Per Share
	Interest Income	Net Interest Income	Net Income	Basic	Fully Diluted
2012
First Quarter	$5,175	$4,419	$1,015	$0.31	$0.31
Second Quarter	5,004	4,290	1,021	0.31	0.31
Third Quarter	5,103	4,512	1,122	0.34	0.34
Fourth Quarter	4,937	4,454	1,104	0.33	0.33

2011
First Quarter	$5,282	$4,345	$704	$0.21	$0.21
Second Quarter	5,386	4,472	904	0.28	0.28
Third Quarter	5,399	4,523	886	0.27	0.27
Fourth Quarter	5,408	4,582	1,019	0.31	0.31